Ivy VIP Mid Cap Growth
Ivy VIP Mid Cap Growth
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy VIP Mid Cap Growth - USD ($)	Class I	Class II
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Portfolio Operating Expenses - Ivy VIP Mid Cap Growth		Class I [1]	Class II
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.05%	0.05%
Total Annual Portfolio Operating Expenses		0.90%	1.15%
Fee Waiver and/or Expense Reimbursement	[2]	0.05%	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.85%	1.10%
[1]	The Portfolio began offering Class I shares on April 28, 2017.
[2]	Through April 30, 2018, Ivy Investment Management Company (IICO), the Portfolio's investment manager, Ivy Distributors, Inc. (IDI), the Portfolio's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Portfolio's transfer agent, have contractually agreed to reimburse sufficient management fees, Rule 12b-1 fees (Class II only) and/or shareholder servicing fees to cap the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I Shares at 0.85% and Class II Shares at 1.10%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that expenses were capped for a one-year period, as indicated above. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy VIP Mid Cap Growth - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	87	282	494	1,103
Class II	112	360	628	1,393

Expense Example, No Redemption - Ivy VIP Mid Cap Growth - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	87	282	494	1,103
Class II	112	360	628	1,393

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
Ivy VIP Mid Cap Growth seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that IICO believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the securities of mid-capitalization companies, which, for purposes of this Portfolio, typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of June 30, 2016 (the quarter-end closest to the index’s rebalance), this range of market capitalizations was between approximately $1.59 billion and $28.58 billion.

In selecting securities for the Portfolio, IICO primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, attractive valuations and sound capital structures. IICO may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of IICO’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, IICO considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.
  Management Risk. Portfolio performance is primarily dependent on IICO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Mid Size Company Risk. Securities of mid-capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid-capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.
  Sector Risk. At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results. No performance information is presented for the Portfolio’s Class I shares because the share class has not been in existence for a full calendar year. Once that class has a full calendar year of performance, it will be included in the table below.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek to provide growth of your investment. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 800.777.6472 for the Portfolio’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.43% (the second quarter of 2009) and the lowest quarterly return was -22.11% (the fourth quarter of 2008).
Average Annual Total Returns as of December 31, 2016
Average Annual Total Returns - Ivy VIP Mid Cap Growth	1 Year	5 Years	10 Years
Class II Shares	6.12%	9.74%	8.17%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	7.33%	13.51%	7.83%
Lipper Variable Annuity Mid-Cap Growth Funds Universe Average (net of fees and expenses)	6.61%	12.52%	7.02%